INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2012
INCOME TAX EXPENSE
INCOME TAX EXPENSE

12.                               INCOME TAX EXPENSE

Income tax expense is comprised of:

	2010	2011	2012
	$	$	$
Current tax	2,196,635	323,911	—
Deferred tax	(1,238,987)	2,619,858	323,911
	957,648	2,943,769	323,911

Cayman Islands

Under the current laws of the Cayman Islands, Mecox Lane Limited, eMecoxlane, Clarence and Rampage Cayman are not subject to tax on income or capital gains.

Hong Kong

The Group’s Hong Kong subsidiaries, MecoxLane Hong Kong, Rampage Hong Kong, eMecoxLane Hong Kong are subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations.

PRC

On March 16, 2007, the National People’s Congress of China enacted a new Corporate Income Tax Law (“Tax Law”) which became effective on January 1, 2008. Under the Tax Law, domestically-owned enterprises and Foreign Investment Enterprise (“FIE”) are subject to a uniform tax rate of 25%. While the Tax Law equalizes the tax rates for FIEs and domestically-owned enterprises, preferential tax treatment may continue to be given to companies in certain encouraged sectors and to entities classified as high-technology companies, regardless of whether these are domestically-owned enterprises or FIEs. Mecox Lane Mailorder, Mai Wang Trading and Xian Ni were registered in Pudong New District, Shanghai, PRC and were subject to a 15% tax rate pursuant to the local tax preferential arrangement. The Tax Law also provides a transition period starting from its effective date for those enterprises which were established before the promulgation date of the Tax Law and which are entitled to a preferential lower tax rate under the existing effective tax laws or regulations. The tax rate of such enterprises will transition to the uniform tax rate over a five-year transition period. Therefore, Mecox Lane Mailorder, Mai Wang Trading and Xian Ni are subject to a preferential income tax rate of 24% and 25% for 2011 and 2012, respectively.

Mai Wang Information was granted “qualified software company” status under the Tax Law in March 2009 and is subject to income tax at a rate of 0% for 2009 and 2010, 12.5% for 2011, 2012, and 2013, and 25% for 2014 and onwards based on the transitional rule under the Tax Law.

The other subsidiaries and VIEs are subject to the uniform tax rate of 25% for all periods presented.

The Group made its assessment of the level of authority for each tax position (including the potential application of interests and penalties) based on the technical merits, and has measured the unrecognized benefits associated with the tax positions. At December 31, 2011 and 2012, the amount of gross unrecognized tax benefits was nil. The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 ($15,100) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2007 through 2012 on non-transfer pricing matters, and from 2002 through 2012 on transfer pricing matters.

The following table sets forth the effects of the tax holidays granted to Mai Wang Information for the periods presented:

	2010	2011	2012
Tax holiday effect	$117,505	$—	$—
Net income per share effect—basic	$—	$—	$—
Net income per share effect—diluted	$—	$—	$—

The principal components of deferred tax assets are as follows:

	As of December 31,
	2011	2012
	$	$

Deferred tax assets:
Inventory write-downs	2,120,999	2,928,696
Accrued expenses	2,043,433	1,099,149
Others	5,873	132,089
Total current deferred tax assets	4,170,305	4,159,934
Less: valuation allowance	(3,846,394)	(4,159,934)
Net current deferred tax assets	323,911	—

Net operating loss carryforwards	6,714,089	10,946,227
Impairment for long-lived assets	20,990	403,377
Total non-current deferred tax assets	6,735,079	11,349,604
Less: valuation allowance	(6,735,079)	(11,349,604)
Net non-current deferred tax assets	—	—
Total deferred tax assets	323,911	—

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law. The Group has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

•              Tax planning strategies;

•              Future reversals of existing taxable temporary differences;

•              Further taxable income exclusive of reversing temporary differences and carryforwards;

As of December 31, 2012, the Company’s PRC subsidiaries had net operating loss carry forwards of $10,946,227, of which nil, nil, nil, $809,871, $5,823,945, and $4,312,411will expire in 2013, 2014, 2015, 2016, 2017 and 2018, respectively. We have provided a full valuation allowance against the deferred tax assets as it is not more likely than not that the net operating losses can be utilized before expiration. As a result, the Group has recognized valuation allowance of $10,581,473 and $15,509,538 as of December 31, 2011 and 2012, respectively. The increase of valuation allowance is mainly attributable to the increase of net operating loss carry forwards of $4,232,138, which are more likely than not to be utilized before expiration.

Reconciliation between the income tax expense computed by applying the PRC statutory corporate income tax rate to income before income taxes and the actual income tax expense is as follows:

	2010	2011	2012
PRC corporate income tax	25.0%	25.0%	25%
Expense not deductible for tax purposes	0.3%	0.8%	(0.8)%
Effect of change in valuation allowance	2.6%	(34.5)%	(22.2)%
Effect of difference in reversal rate	(2.8)%	0.0%	0.0%
Effect of reduced tax rate	(15.5)%	0.0%	0.0%
Effect of different tax rate of group entities in other jurisdiction	10.0%	(2.7)%	(4.5)%
Effect of prior year true-up	(1.9)%	1.7%	1.0%
	17.7%	(9.7)%	(1.5)%